UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21552

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

(Exact name of registrant as specified in charter)

270 Park Avenue, Floor 6

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue, Floor 9

New York, NY 10017

(Name and address of agent for service)

Copy to:

Richard Horowitz, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code:(800) 480-4111

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments

December 31, 2011

(Unaudited)

Investment Fund	Cost ($)	Fair Value ($)	% of Members’ Capital		Liquidity
Diversified
D.E. Shaw Composite Fund, LLC	40,947,521	43,004,861	5.44		Quarterly*
Evo China Fund Series 70	—	183,254	0.02		In Liquidation***
Hudson Bay Fund L.P.	61,108,734	65,159,921	8.24		Quarterly
Och-Ziff Domestic Partners II, L.P.	67,300,000	67,023,178	8.50		Quarterly
QVT Associates II Holdings Ltd.	387,076	422,571	0.05		In Liquidation***
QVT Associates II, L.P., SLV	663,098	266,221	0.03		Side Pocket**
QVT Associates II, L.P.	3,555,954	3,656,594	0.46		Quarterly

Total	173,962,383	179,716,600	22.74

Event Driven - Core
Apollo Asia Opportunity Fund, L.P.	470,350	612,808	0.08		Side Pocket**
Deephaven Event Fund LLC	198,199	58,478	0.01		In Liquidation***
Paulson Partners Enhanced, L.P.	35,588,093	28,930,385	3.66		Quarterly
Perry Partners L.P.	27,500,000	25,709,357	3.26		Quarterly
Taconic Opportunity Fund, L.P.	17,778	24,717	0.00	(a)	Side Pocket**
Third Point Partners Qualified L.P. (b)	41,750,000	41,743,440	5.28		Quarterly
Tyrus Capital Event Fund, L.P.	16,100,000	15,742,640	1.99		Quarterly
Tyrus Capital Opportunities Fund L.P.	23,200,000	22,440,986	2.84		Quarterly
ValueAct Capital Partners, L.P.	879,774	1,198,611	0.15		Side Pocket**

Total	145,704,194	136,461,422	17.27

Event Driven - Distressed
Aurelius Capital Partners Fund, L.P.	499,572	515,925	0.06		Semi-Annual
Caspian Capital Partners, L.P.	15,500,000	16,678,745	2.11		Quarterly
Strategic Value Restructuring Fund, L.P.	1,943,983	772,284	0.10		Side Pocket**
SVRF (Onshore) Holdings LLC	344,569	283,869	0.04		Annual
York Credit Opportunities Fund, L.P. (b)	28,650,000	27,509,107	3.48		Quarterly

Total	46,938,124	45,759,930	5.79

Long/Short Equities
Black Bear Fund I, L.P.	90,769	117,164	0.02		In Liquidation***
Brahman Partners III, L.P.	42,000,000	41,104,105	5.20		Quarterly
Copper River Partners, L.P.	63,700	16,253	0.00	(a)	In Liquidation***
Deerfield Partners, L.P.	1,173,126	1,808,881	0.23		Semi-Annual
Glenview Institutional Partners, L.P. (b)	36,722,799	32,416,698	4.09		Quarterly*
Maverick Fund USA Ltd. (b)	40,350,000	34,465,878	4.37		Monthly
Standard Global Equity Partners SA, L.P.	38,400,000	36,530,197	4.62		Quarterly
TPG-Axon Partners, L.P.	36,350,000	32,539,128	4.12		Quarterly

Total	195,150,394	178,998,304	22.65

Opportunistic/Macro
Black River Commodity Multi-Strategy Fund, LLC	614,263	548,114	0.07		Side Pocket**
Brevan Howard, L.P. (b)	29,029,710	33,785,713	4.27		Monthly
Caxton Global Investments USA, LLC (b)	40,800,000	41,634,576	5.26		Quarterly
D.E. Shaw Oculus Fund LLC (b)	34,142,961	42,183,291	5.35		Quarterly*

Total	104,586,934	118,151,694	14.95

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

December 31, 2011

(Unaudited)

Investment Fund	Cost ($)	Fair Value ($)	% of Members’ Capital	Liquidity
Relative Value
BAM Opportunity Fund SPV, LLC	224,384	141,654	0.02	Side Pocket**
Centar Select, L.P.	680,270	700,034	0.09	In Liquidation***
Golden Tree Partners, L.P. Class C (b)	41,150,000	40,276,857	5.10	Quarterly*
Good Hill SPV, Ltd.	213,659	207,584	0.03	In Liquidation***
Horizon Portfolio L.P.	18,200,000	18,729,049	2.37	Quarterly
Knighthead Domestic Fund, L.P.	1,077,309	1,290,396	0.16	Quarterly
Magnetar Capital Fund, L.P.	675,563	489,782	0.06	Side Pocket**
Magnetar Risk Linked Fund (US) Ltd.	2,274,484	2,146,558	0.27	Side Pocket**
Magnetar SPV LLC	218,114	261,657	0.03	In Liquidation***
Magnetar Structured Credit Fund, L.P.	2,544,944	3,183,025	0.40	Semi-Annual
Marathon Credit Opportunity Fund, L.P.	36,906,882	34,634,402	4.38	Semi-Annual
Orchard Centar, L.P.	1,060,654	1,529,547	0.19	Quarterly
Plainfield 2009 Liquidating LLC	440,071	130,692	0.02	In Liquidation***
Waterfall Eden Fund, L.P. Designated	1,588,907	690,177	0.09	In Liquidation***
Waterfall Victoria Fund, L.P.	848,856	969,199	0.13	Semi-Annual*

Total	108,104,097	105,380,613	13.34

Total Investments	774,446,126	764,468,563	96.74

Other Assets, less Other Liabilities		25,735,243	3.26

Members’ Capital		790,203,806	100.00

(a)	Amount rounds to less than 0.01%.
(b)	Partially or wholly held in a pledged account by the Custodian as collateral for existing line of credit.
*	An amount less than 5% of this investment is currently in a side pocket.
**	A side pocket is an account within the Investment Fund that has additional restrictions on liquidity.
***	The Investment Fund is in the process of ceasing its operations or has created a special purpose vehicle to handle the orderly disposition of the underlying assets, which may result in J.P. Morgan Access Multi-Strategy Fund L.L.C.’s (the “Fund”) delayed receipt of redemption proceeds.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

December 31, 2011

(Unaudited)

Investment Strategy as a Percentage of Total Investments

Diversified	23.51%
Long/Short Equities	23.41%
Event Driven-Core	17.85%
Opportunistic/Macro	15.46%
Relative Value	13.78%
Event Driven-Distressed	5.99%

Total	100.00%

None of the Investment Funds are related to the Adviser and/or its affiliates. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 15% to 30% of net profits earned.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

December 31, 2011

(Unaudited)

Valuation of Investments

The net asset value of J.P. Morgan Access Multi-Strategy Fund, L.L.C. (the “Fund”), is determined as of the last day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation.

The Fund uses the net asset value to determine the fair value of all underlying investments which (a) do not have readily determinable fair values and (b) either have the attributes of an investment company or prepare their financial statements consistent with measurement principles of an investment company. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Considerable judgment is required to interpret the factors used to develop estimates at fair value. These factors include, but are not limited to, a review of the underlying securities of the Investment Fund when available, ongoing due diligence of the style, strategy and valuation methodology employed by each Investment Fund, and a review of market inputs that may be expected to impact the performance of a particular Investment Fund. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements. In the unlikely event that an Investment Fund does not report a month-end net asset value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in “side pockets”, sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds, the value of its investment could fluctuate.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

December 31, 2011

(Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 inputs are quoted prices in active markets for identical securities;

•	Level 2 inputs are other significant observable inputs (including the Investment Fund’s ability to be redeemed at fair value at the reporting date);

•

Level 3 inputs are significant unobservable inputs and include restrictions on redemptions of the Investment Funds due to terms of the investment or gates, suspensions, etc. imposed by the Investment Fund.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input, by strategy, as presented on the Schedule of Investments:

Investments in Investment Funds	Total Fair Value at 12/31/2011	Level 1	Level 2	Level 3
Diversified	$179,716,600	$—	$178,328,462	$1,388,138
Event Driven - Core	136,461,422	—	134,566,808	1,894,614
Event Driven - Distressed	45,759,930	—	44,703,777	1,056,153
Long/Short Equities	178,998,304	—	178,848,960	149,344
Opportunistic/Macro	118,151,694	—	117,603,580	548,114
Relative Value	105,380,613	—	99,785,167	5,595,446

Total Investments	$764,468,563	$—	$753,836,754	$10,631,809

The following is a summary for which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Strategy	Balance as of March 31, 2011	Transfers into Level 3 (a)	Transfers out of Level 3 (a)	Net realized gain / (loss)	Net change in unrealized appreciation / (depreciation)	Net purchases / (sales)	Balance as of December 31, 2011
Diversified	$2,107,663	$145,001	$(85,555)	$274,944	$(351,463)	$(702,452)	$1,388,138
Event Driven - Core	2,098,284	–	(2,758)	(28,369)	141,157	(313,700)	1,894,614
Event Driven - Distressed	1,821,931	–	–	(21,856)	(264,116)	(479,806)	1,056,153
Long/Short Equities	315,040	–	–	(136,635)	99,219	(128,280)	149,344
Opportunistic/Macro	862,424	–	–	(12,113)	(130,929)	(171,268)	548,114
Relative Value	6,414,172	769,414	–	(597,653)	(88,872)	(901,615)	5,595,446

Total	$13,619,514	$914,415	$(88,313)	$(521,682)	$(595,004)	$(2,697,121)	$10,631,809

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

December 31, 2011

(Unaudited)

(a) The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. Transfers from Level 2 to Level 3 were primarily related to the change in liquidity terms of the underlying Investment Funds during the reporting period. Transfers from Level 3 to Level 2 were primarily related to the expiration of lock-up periods imposed by the underlying Investment Funds and due to liquidity provisions considered by the Fund. There were no transfers between Level 1 and Level 2 during the period ended December 31, 2011. The Fund had no unfunded capital commitments as of December 31, 2011.

The change in unrealized appreciation/(depreciation) attributable to securities owned at December 31, 2011, which were valued using significant unobservable inputs (Level 3), is as follows:

Investments in Investment Funds	Net change in unrealized appreciation/ (depreciation)
Diversified	$103,161
Event Driven - Core	141,157
Event Driven - Distressed	(79,321)
Long / Short Equities	191,847
Opportunistic / Macro	(130,929)
Relative Value	(88,872)
Total	$137,043

Diversified

Portfolio Managers utilizing this strategy use two or more of the below strategies. Investment Funds within this strategy are generally subject to 30 - 65 day redemption notice periods. Approximately 1 percent of the fair value of the investments in Investment Funds in this strategy is in side pockets or liquidating trusts. The remaining 99 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date. During the period ended December 31, 2011, the Fund had six transfers into Level 3 with a fair market value of $145,001 and six transfers out of Level 3 with a fair market value of $85,555. Also, during the period ended December 31, 2011, Level 3 sales for this strategy totaled $702,452.

Event Driven - Core

Portfolio Managers utilizing this strategy invest in securities of companies involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations that alter a company’s financial structure or operating strategy. Risk management and hedging techniques are typically employed by the Portfolio Managers to seek to protect the portfolio from deals that fail to materialize. In addition, accurately forecasting the timing of a transaction is an important element affecting the realized return. The use of leverage varies. Investment Funds within this strategy are generally subject to 60 - 93 day redemption notice periods. Approximately 2 percent of the fair value of the investments in Investment Funds in this strategy is in side pockets or liquidating trusts. The remaining 98 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date. During the period ended December 31, 2011, the Fund had one transfer out of Level 3 with a fair market value of $2,758. Also, during the period ended December 31, 2011, Level 3 sales for this strategy totaled $313,700.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

December 31, 2011

(Unaudited)

Event Driven - Distressed

Portfolio Managers utilizing this strategy invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and sub-performing bank loans, and emerging market debt. Portfolios are usually concentrated in debt instruments. The Portfolio Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage. Investment Funds within this strategy are generally subject to 60 - 95 day redemption notice periods. Approximately 2 percent of the fair value of the investments in Investment Funds in this strategy is in side pockets or liquidating trusts. The remaining 98 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date. During the period ended December 31, 2011, the Fund had no transfers into or out of Level 3. During the period ended December 31, 2011, Level 3 sales for this strategy totaled $479,806.

Long/Short Equities

Portfolio Managers utilizing this strategy make long and short investments in equity securities that are deemed by the Portfolio Managers to be under or overvalued. The Portfolio Managers typically do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). The Portfolio Managers may specialize in a particular industry or may allocate holdings across industries. Although the strategy is more commonly focused on U.S. markets, a growing number of Portfolio Managers invest globally. Portfolio Managers in this strategy usually employ a low to moderate degree of leverage. Investment Funds within this strategy are generally subject to 30 - 90 day redemption notice periods. Less than 1 percent of the fair value of the investments in Investment Funds in this strategy is in side pockets or liquidating trusts. The remaining Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date. During the period ended December 31, 2011, the Fund had no transfers into or out of Level 3. Also, during the period ended December 31, 2011, Level 3 sales for this strategy totaled $128,280.

Opportunistic/Macro

Portfolio Managers utilizing this strategy invest in a wide variety of instruments using a broad range of strategies, often assuming an aggressive risk posture. Most Portfolio Managers utilizing this strategy rely on a combination of macro-economic models and fundamental research to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures and options are often used for hedging and speculation in order to quickly position a portfolio to profit from changing markets. The use of leverage varies considerably. Investment Funds within this strategy are generally subject to 45 - 95 day redemption notice periods. Approximately 1 percent of the fair value of the investments in Investment Funds in this strategy is in side pockets or liquidating trusts. The remaining 99 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date. During the period ended December 31, 2011, the Fund had no transfers into or out of Level 3. Also, during the period ended December 31, 2011, Level 3 sales for this strategy totaled $171,268.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

December 31, 2011

(Unaudited)

Relative Value

Portfolio Managers utilizing this strategy make simultaneous purchases and sales of similar securities to exploit pricing differentials or have long exposure in non-equity oriented beta opportunities (such as credit). The Portfolio Managers attempt to neutralize long and short positions to minimize the impact of general market movements. Different relative value strategies include convertible bond arbitrage, statistical arbitrage, pairs trading, yield curve arbitrage and basis trading. The types of instruments traded vary considerably depending on the Portfolio Manager’s relative value strategy. Because the strategy attempts to capture relatively small mis-pricings between two related securities, moderate to substantial leverage is often employed to produce attractive rates of return. Investment Funds within this strategy are generally subject to 45 - 180 day redemption notice periods. Approximately 5 percent of the fair value of the investments in Investment Funds in this strategy is in side pockets or liquidating trusts. The remaining 95 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date. During the period ended December 31, 2011, the Fund had four transfers into Level 3 with a fair market value of $769,414. Also, during the period ended December 31, 2011, Level 3 sales for this strategy totaled $901,615.

Any restriction noted above was imposed at various points throughout the year, at the discretion of the underlying Investment Funds and the time at which the restriction might lapse cannot be estimated.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Access Multi-Strategy Fund, L.L.C.

By (Signature and Title)*	/s/ Patricia A. Maleski
Patricia A. Maleski, Principal Executive Officer
(principal executive officer)

Date Feb. 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Patricia A. Maleski
Patricia A. Maleski, Principal Executive Officer
(principal executive officer)

Date Feb. 29, 2012

By (Signature and Title)*	/s/ Joy C. Dowd
Joy C. Dowd, Principal Financial Officer
(principal financial officer)

Date Feb. 29, 2012

*	Print the name and title of each signing officer under his or her signature.